Employee benefits (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest expense		$ 313
Cost of revenues	$ 554,690	518,142
Research and development	123,037	117,662
General and administrative	21,823	20,461
Sales and marketing	20,380	20,388
Defined Benefit Plan [Member]
Current service costs	20	15
Interest expense	19	19
Total	39	34
Cost of revenues	14	9
Research and development	18	17
General and administrative	4	5
Sales and marketing	3	3
Total Expenses	$ 39	$ 34